BUSINESS COMBINATION (Tables)	12 Months Ended
Aug. 31, 2019
Can-Achieve (Beijing) Education Consulting Co., Ltd
Schedule of Purchase Price Allocation

The purchase price was allocated as of March 1, 2018, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	48,294
Other current assets	8,492
Property and equipment, net	1,422	3-5 years
Intangible asset
Non-compete agreement	17,100	7 years
Other non-current assets	3,150
Goodwill	345,501
Account payables	(18,219)
Other current liabilities	(17,478)
Contract liabilities	(7,814)
Deferred tax liabilities	(2,822)
Non-controlling interests	(113,288)
Total consideration and value to be allocated to net assets	264,338

Wuhan Qiaosheng Education Investment Co., Ltd
Schedule of Purchase Price Allocation

The purchase price was allocated as of March 1, 2018, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	3,790
Other current assets	5,753
Property and equipment, net	836	3-5 years
Intangible assets
Brand name	24,000	20 years
Customer relationship	18,000	4 years
Goodwill	119,735
Other current liabilities	(3,544)
Deferred tax liabilities	(10,500)
Contract liabilities	(5,445)
Non-controlling interests	(38,156)
Total consideration and value to be allocated to net assets	114,469

Business combinations in fiscal year 2018
Schedule of Pro forma Information

	2017	2018
	Unaudited	Unaudited
Pro forma revenue	1,439,952	1,780,129
Pro forma income from operations	246,561	303,968
Pro forma net income attributable to the Group	189,471	266,438

Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe")
Schedule of Purchase Price Allocation

The purchase price was allocated as of December 1, 2018, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	81,197
Other current assets	920
Property and equipment, net	551	3-5 years
Intangible assets
Software	2,600	5 years
Non-compete agreement	4,000	6 years
Trademark	32,000	10 years
Goodwill	192,510
Other investment	1,500
Account payables	(2,766)
Other current liabilities	(5,695)
Deferred tax liabilities	(5,674)
Contract liabilities	(50,078)
Non-controlling interests	(62,766)
Total consideration and value to be allocated to net assets	188,299

Hangzhou Impression Arts Training Co., Ltd.
Schedule of Purchase Price Allocation

The purchase price was allocated as of December 1, 2018, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	24,224
Other current assets	533
Property and equipment, net	1,059	3-5 years
Intangible assets
Brand name	17,100	20 years
Backlog	1,800	0.6 year
Non-compete agreement	3,300	4 years
Goodwill	76,766
Other current liabilities	(9,510)
Contract liabilities	(9,722)
Deferred tax liabilities	(5,550)
Non-controlling interests	(30,000)
Total consideration and value to be allocated to net assets	70,000

Heze Qiqiaoban Education Technology Limited
Schedule of Purchase Price Allocation

The purchase price was allocated as of March 1, 2019, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	5,250
Other current assets	2,010
Property and equipment, net	12,817	3-50 years
Intangible assets
Brand name	13,600	20 years
Customer relationship	6,200	3.5 years
Non-compete agreement	3,200	4.8 years
Goodwill	52,514
Other current liabilities	(2,706)
Contract liabilities	(4,135)
Deferred tax liabilities	(5,750)
Non-controlling interests	(12,450)
Total consideration and value to be allocated to net assets	70,550

Hubei Sannew Education Development Limited
Schedule of Purchase Price Allocation

The purchase price was allocated as of May 1, 2019, the date of acquisition, as follows:

		Amortization
	RMB	period
Cash and cash equivalents	5,559
Other current assets	2,614
Property and equipment, net	177,754	3-50 years
Land use rights	55,840	50 years
Intangible assets
Brand name	25,700	20 years
Customer relationship	10,900	5 years
Non-compete agreement	18,100	7.7 years
Goodwill	125,155
Other current liabilities	(16,001)
Contract liabilities	(17,295)
Deferred tax liabilities	(17,263)
Non-controlling interests	(74,213)
Total consideration and value to be allocated to net assets	296,850

CATS Colleges Holdings Limited
Schedule of Purchase Price Allocation

The purchase price was allocated as of July 12, 2019, the date of acquisition, as follows:

		Amortization
	RMB	Period
Cash and cash equivalents	68,616
Account receivable	22,044
Other current assets	80,684
Property and equipment, net	116,911	3 years- indefinite or the lesser of remaining of life of lease
Deferred tax assets	12,875
Intangible assets
Brand name	342,925	Indefinite
Student base	16,348	1 year
Goodwill	1,025,504
Other current liabilities	(179,214)
Contract liabilities	(200,098)
Deferred tax liabilities	(7,230)
Total consideration and value to be allocated to net assets	1,299,365

Business combinations in fiscal year 2019
Schedule of Pro forma Information

	2018	2019
	Unaudited	Unaudited
Pro forma revenue	2,567,416	3,262,903
Pro forma income from operations	309,667	378,279
Pro forma net income attributable to the Group	263,314	299,833